Related Party Transactions and Licensing / Research Agreements (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended	1 Months Ended
	Aug. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Mar. 31, 2013	Feb. 28, 2013	Dec. 31, 2012	Feb. 28, 2013	Jul. 31, 2013	Oct. 04, 2013
Related Party Transaction [Line Items]
Research and Development Expense, Total		$ 368,221	$ 0	$ 774,189	$ 0
Research Fee Subsequent Terms						5 years
Compensation Related To Product Development And Negotiation Of Agreements Per Month	9,000
Scenario, Forecast [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total				1,000,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total						1,000,000
Fixed Research Fee [Member] | Scenario, Forecast [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total				1,000,000
Fixed Research Fee [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Research and Development Expense, Total						1,000,000
Services Reimbursement [Member]
Related Party Transaction [Line Items]
Technology Services Costs									1,198,696
Additional Technology Services Costs								266,666
Royalties Percentage				5.00%		5.00%
Royalty Expense							409,549
Royalty Prepaid	520,252
Services Reimbursement [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Royalty Expense						60,349
Services Reimbursement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Royalties Percentage				2.00%		2.00%
Services Reimbursement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Royalties Percentage				5.00%		5.00%
Statement Of Work Agreement [Member]
Related Party Transaction [Line Items]
Payments to Acquire Productive Assets, Total						1,645,470
Additional Payments To Acquire Productive Assets						877,300
Payment For Personnel And Research Services						251,939
Payment For Clinical Activities Product Commercialization				465,000
Statement Of Work Agreement [Member] | Monthly Installment [Member]
Related Party Transaction [Line Items]
Payments to Acquire Productive Assets, Total						137,123
Development Cost Payment Term						12 months
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Prepaid Royalties												48,600
Series A Preferred Stock [Member] | Technology License And Services Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock										8,000,000
Series A Preferred Stock [Member] | Technology License And Services Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock										8,000,000
Series A Preferred Stock [Member] | Services Reimbursement [Member]
Related Party Transaction [Line Items]
Royalty Expense											60,349
Royalty Prepaid	520,252
Series B Preferred Stock [Member] | Fixed Research Fee [Member]
Related Party Transaction [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock				25,000,000		25,000,000
President [Member]
Related Party Transaction [Line Items]
Professional Fees								$ 41,667
Director [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage		40.80%		40.80%		41.50%